NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS
Schedule of notes payable and capital lease obligations

($ in thousands)	November 30, 2020	February 29, 2020
Term Loan Dues 2024	$907,896	$914,184
Amber Term Loan	36,588	36,588
Revolving Credit Facility	15,000	15,000
Other notes payable	347	376
Capital lease obligations	11,989	6,057
Total long-term debt	971,820	972,205
Less unamortized debt issuance costs	(17,261)	(20,497)
Total notes payable and capital lease obligations	954,559	951,708
Less current portion	(66,536)	(64,902)
Notes payable and capital lease obligations, less current portion, net	$888,023	$886,806

Notes payable and capital lease obligations outstanding was as follows (in thousands):

	February 29, 2020	February 28, 2019
Term Loan Due 2024	$914,184	$478,978
Amber Term Loan	36,588	—
Revolving Credit Facility	15,000	—
Debt issuance costs	(20,497)	(11,075)
Other notes payable	376	112
Capital lease obligations	6,057	7,289
Total notes payable and capital lease obligations	951,708	475,304
Less: current portion	$(64,902)	$(9,590)
Notes payable and capital lease obligations, less current portion, net	$886,806	$465,714

Schedule of future principal payment obligations of Company's notes payable and capital lease obligations

The following table sets forth future principal payment obligations of the Company’s notes payable (in thousands):

Fiscal Year Ending	Amount
2021	$18,242
2022	51,604
2023	13,159
2024	11,382
2025	877,433
Total minimum payments	971,820
Less current portion	(66,536)
Notes payable and capital lease obligations, less current portion	$905,284

The following table sets forth future principal payment obligations of the Company’s notes payable and capital lease obligations (in thousands):

Fiscal year ending:
2021	$64,902
2022	11,070
2023	9,616
2024	9,188
2025	877,429
Total minimum payments	972,205
Less: current portion	(64,902)
Notes payable and capital lease obligations, less current portion	$907,303